SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Rate for translation of balances of financial statements from RMB to US$		6.0537
Cash and cash equivalents
Minimum term of maturity to classify instruments as cash in bank-time deposits	3 months	3 months
Maximum term of maturity to classify instruments as cash in bank-time deposits	1 year	1 year
Restricted cash	$ 2,186	13,235	18,036